INCOME TAXES - Deferred Income Tax Assets And Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued expenses and other liabilities	$ 376	$ 76
Net operating loss - US Federal	5,556	2,562
Net operating loss - US State	1,188	594
Net operating loss - Foreign	575	246
Property and equipment, net	8	0
Operating lease liability	198	0
Stock based compensation	215	132
Total gross deferred tax assets	8,116	3,610
Less: valuation allowance	(7,506)	(3,385)
Total deferred tax assets	610	225
Deferred tax liabilities:
Prepaid expenses and other assets	(420)	(191)
Operating lease right of use asset	190	0
Property and equipment, net	0	(34)
Total deferred tax liabilities	(610)	(225)
Net deferred income tax asset (liability)	$ 0	$ 0